Label	Element	Value
Level 3 of fair value hierarchy [member] | At fair value [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	$ 2,349,000,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	$ 1,314,000,000